INCOME TAXES - Reconciliation of unrecognized tax benefits (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
INCOME TAXES
Unrecognized tax benefits balance, beginning of year	$ 11,422	$ 13,197
Decreases for tax positions of prior years	(2,370)	(3,056)
Increases for tax positions of current year	1,766	2,090
Foreign currency impact	750	(809)
Unrecognized tax benefits balance, end of year	11,568	11,422
Maximum possible decrease in unrecognized tax benefits	2,400	2,400
Interest and penalties	100	$ 100
Carryforwards of Canadian capital loss	116,700
Other losses and deductible temporary differences in various tax jurisdictions	$ 165,200